Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Levi Strauss Foundation [Member]
Related Party Transaction [Line Items]
Related Party Donations	$ 7.5	$ 7.3	$ 6.9